Leases - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Jan. 01, 2022
Lessee, Lease, Description [Line Items]
Short-term operating lease, term	1 year
Operating lease right-of-use assets	$ 3,248		$ 3,300
Current operating lease liabilities	370
Non-current operating lease liabilities	$ 4,844
Operating lease, discount rate	8.20%
Operating lease, remaining lease term	7 years 9 months 18 days
Office and Laboratory Space | Gaithersburg, Maryland
Lessee, Lease, Description [Line Items]
Lease expiration year	2030	2030